Quarterly Results (Unaudited) - Schedule of Unaudited Quarterly Results (Parenthetical) (Detail) (Costa Fortuna [Member])	May 30, 2012
Costa Fortuna [Member]
Quarterly Financial Information [Line Items]
Percentage of stock acquired	100.00%